T. ROWE PRICE NEW INCOME FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 29.8%
FINANCIAL INSTITUTIONS 7.5%
Banking 3.2%
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	24,875	25,812
Banco de Bogota, 4.375%, 8/3/27 (3)	34,200	36,210
Banco Santander Chile, 3.875%, 9/20/22 (1)	18,645	19,405
Bank of America, VR, 3.366%, 1/23/26 (2)	35,000	36,522
Bank of America, VR, 3.55%, 3/5/24 (2)	47,295	49,405
Barclays, 3.684%, 1/10/23	23,065	23,433
Barclays, VR, 4.61%, 2/15/23 (2)	34,120	35,336
Barclays Bank, 5.14%, 10/14/20	32,074	32,828
BBVA Bancomer, 4.375%, 4/10/24 (1)	45,790	47,965
Capital One Bank USA, 3.375%, 2/15/23 (3)	37,549	38,745
Capital One Financial, 0.80%, 6/12/24 (EUR)	16,850	18,966
Capital One Financial, 3.30%, 10/30/24 (3)	41,427	42,925
Capital One Financial, 3.75%, 3/9/27 (3)	17,285	18,351
Capital One Financial, 3.80%, 1/31/28	20,155	21,491
Danske Bank, 2.00%, 9/8/21 (1)	21,880	21,672
Danske Bank, 2.70%, 3/2/22 (1)	15,980	15,988
Danske Bank, 3.875%, 9/12/23 (1)	12,821	13,314
Danske Bank, 5.375%, 1/12/24 (1)(3)	21,050	23,179
Discover Financial Services, 3.75%, 3/4/25	24,305	25,586
Discover Financial Services, 4.10%, 2/9/27 (3)	49,385	53,139
Goldman Sachs Group, 3.50%, 11/16/26 (3)	26,440	27,668
HSBC Holdings, 3.90%, 5/25/26	25,745	27,503
HSBC Holdings, VR, 3.95%, 5/18/24 (2)	10,790	11,289
HSBC Holdings, VR, 4.292%, 9/12/26 (2)	2,375	2,555
JPMorgan Chase, 3.90%, 7/15/25	13,995	15,201
Morgan Stanley, 3.75%, 2/25/23 (3)	38,065	40,037
Royal Bank of Scotland Group, 3.875%, 9/12/23	13,898	14,315

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Royal Bank of Scotland Group, 5.125%, 5/28/24 (3)	21,412	22,613
Royal Bank of Scotland Group, 6.125%, 12/15/22	751	811
Royal Bank of Scotland Group, VR, 3.498%, 5/15/23 (2)	40,780	41,168
Synchrony Financial, 3.70%, 8/4/26	4,270	4,398
Synchrony Financial, 4.25%, 8/15/24 (3)	5,540	5,893
Synchrony Financial, 4.375%, 3/19/24 (3)	9,180	9,809
UBS Group Funding Switzerland, VR, 2.859%, 8/15/23 (1)(2)	15,270	15,474
		839,006
Finance Companies 1.3%
AerCap Ireland Capital, 3.50%, 5/26/22	15,915	16,293
AerCap Ireland Capital, 3.50%, 1/15/25	4,085	4,188
AerCap Ireland Capital, 3.95%, 2/1/22 (3)	24,785	25,683
AerCap Ireland Capital, 4.50%, 5/15/21	20,000	20,625
AerCap Ireland Capital, 4.625%, 7/1/22	9,300	9,823
AerCap Ireland Capital, 4.875%, 1/16/24 (3)	30,027	32,467
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	7,215	7,439
Avolon Holdings Funding, 4.375%, 5/1/26 (1)	15,400	16,057
Avolon Holdings Funding, 5.125%, 10/1/23 (1)(3)	39,095	41,587
GE Capital International Funding, 3.373%, 11/15/25 (3)	53,835	54,612
GE Capital International Funding, 4.418%, 11/15/35	66,340	67,299
Park Aerospace Holdings, 5.25%, 8/15/22 (1)(3)	9,555	10,093
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	15,190	15,852
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	5,951	6,301
		328,319
Insurance 0.8%
AIA Group, 3.90%, 4/6/28 (1)	42,045	46,297
American International Group, 3.90%, 4/1/26	4,730	5,059
AXA Equitable Holdings, 3.90%, 4/20/23	8,105	8,511
CNO Financial Group, 5.25%, 5/30/25	34,660	37,649
Fidelity National Financial, 4.50%, 8/15/28	23,205	25,143
Humana, 3.85%, 10/1/24	23,705	25,029

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Trinity Acquisition, 3.50%, 9/15/21	10,200	10,373
UnitedHealth Group, 3.70%, 12/15/25	21,755	23,602
Willis North America, 3.60%, 5/15/24	20,420	21,263
		202,926
Real Estate Investment Trusts 2.2%
Alexandria Real Estate Equities, 3.95%, 1/15/27	26,345	28,605
Alexandria Real Estate Equities, 3.95%, 1/15/28	16,220	17,697
American Campus Communities Operating Partnership, 3.30%,
7/15/26	16,895	17,419
American Campus Communities Operating Partnership,
3.625%, 11/15/27	18,040	19,083
Boston Properties, 2.75%, 10/1/26	26,708	27,131
Boston Properties, 3.20%, 1/15/25	4,629	4,817
Boston Properties, 3.65%, 2/1/26	20,960	22,259
Brixmor Operating Partnership, 3.65%, 6/15/24	43,450	45,375
Brixmor Operating Partnership, 3.85%, 2/1/25	8,595	9,020
Brixmor Operating Partnership, 3.90%, 3/15/27	31,087	32,811
Brixmor Operating Partnership, 4.125%, 6/15/26	57,211	61,097
Essex Portfolio, 3.00%, 1/15/30	14,925	15,301
Essex Portfolio, 3.625%, 5/1/27	11,045	11,851
HCP, 3.25%, 7/15/26 (3)	3,455	3,570
HCP, 3.50%, 7/15/29 (3)	3,910	4,122
Highwoods Realty, 4.125%, 3/15/28 (3)	17,905	19,286
MPT Operating Partnership, 5.00%, 10/15/27	20,765	22,141
MPT Operating Partnership, 5.25%, 8/1/26	3,460	3,655
Regency Centers, 4.125%, 3/15/28	10,100	11,142
Ventas Realty, 3.25%, 10/15/26	51,880	53,547
VEREIT Operating Partnership, 3.95%, 8/15/27	29,214	31,271
VEREIT Operating Partnership, 4.60%, 2/6/24 (3)	42,230	45,632
VEREIT Operating Partnership, 4.875%, 6/1/26	47,755	53,353
		560,185
Total Financial Institutions		1,930,436

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 20.2%
Basic Industry 0.9%
Anglo American Capital, 4.00%, 9/11/27 (1)(3)	2,755	2,813
Anglo American Capital, 4.125%, 9/27/22 (1)	10,475	10,999
Anglo American Capital, 4.75%, 4/10/27 (1)	17,831	19,191
ArcelorMittal, 3.60%, 7/16/24	25,315	25,691
ArcelorMittal, 4.55%, 3/11/26	8,465	8,878
Braskem Netherlands Finance, 4.50%, 1/10/28 (3)	49,400	49,496
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	20,810	21,429
INVISTA Finance, 4.25%, 10/15/19 (1)	14,535	14,550
SASOL Financing USA, 5.875%, 3/27/24	35,000	37,716
Solvay Finance America, 4.45%, 12/3/25 (1)	34,580	37,326
Westlake Chemical, 1.625%, 7/17/29 (EUR)	11,421	13,017
		241,106
Capital Goods 0.6%
Boral Finance, 3.00%, 11/1/22 (1)	5,705	5,749
Boral Finance, 3.75%, 5/1/28 (1)	52,215	54,126
General Electric, 3.375%, 3/11/24 (3)	15,890	16,103
General Electric, 3.45%, 5/15/24	5,090	5,162
General Electric, 5.55%, 1/5/26	20,985	23,078
General Electric, Series D, VR, 5.00% (2)(3)(4)	6,276	5,727
Martin Marietta Materials, 4.25%, 7/2/24	23,000	24,817
Roper Technologies, 2.35%, 9/15/24	6,735	6,762
Roper Technologies, 2.95%, 9/15/29 (3)	10,710	10,840
		152,364
Communications 4.1%
Altice Financing, 7.50%, 5/15/26 (1)	12,800	13,600
Altice Finco, 7.625%, 2/15/25 (1)(3)	8,450	8,661
Altice France, 6.25%, 5/15/24 (1)	3,767	3,889
Altice Luxembourg, 7.625%, 2/15/25 (1)	13,755	14,202
CC Holdings, 3.849%, 4/15/23	66,590	70,117

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Charter Communications Operating, 4.908%, 7/23/25 (3)	32,892	36,349
Charter Communications Operating, 5.75%, 4/1/48	4,715	5,504
Charter Communications Operating, 6.484%, 10/23/45	5,715	7,072
Comcast, 3.15%, 3/1/26 (3)	27,755	29,209
Comcast, 3.20%, 7/15/36	4,475	4,609
Comcast, 3.30%, 2/1/27	69,260	73,639
Comcast, 3.95%, 10/15/25	10,515	11,514
Comcast, 4.15%, 10/15/28	14,955	16,970
Comcast, 4.70%, 10/15/48	26,675	33,313
Crown Castle Towers, 3.222%, 5/15/22 (1)	4,785	4,869
Crown Castle Towers, 3.663%, 5/15/25 (1)	52,455	55,361
CSC Holdings, 7.75%, 7/15/25 (1)(3)	23,712	25,461
Deutsche Telekom International Finance, 4.375%, 6/21/28 (1)	9,150	10,335
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	18,000	19,014
Fox, 4.709%, 1/25/29 (1)(3)	17,005	19,703
Fox, 5.576%, 1/25/49 (1)(3)	20,915	27,226
GTP Acquisition Partners I, 2.35%, 6/15/20 (1)	51,375	51,290
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)(3)	2,355	2,726
MTN Mauritius Investments, 4.755%, 11/11/24	19,000	19,338
Netflix, 4.625%, 5/15/29 (EUR) (1)	33,980	42,649
Omnicom Group, 3.65%, 11/1/24	38,985	41,198
SBA Tower Trust, 3.168%, 4/11/22 (1)	71,745	73,004
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1)	51,235	54,105
Verizon Communications, 4.672%, 3/15/55 (3)	10,836	13,260
Verizon Communications, 4.75%, 11/1/41	10,225	12,383
Verizon Communications, 4.862%, 8/21/46 (3)	64,185	79,970
Verizon Communications, 5.012%, 4/15/49	23,770	30,373
Vodafone Group, 4.375%, 5/30/28 (3)	48,755	54,700
Vodafone Group, 4.875%, 6/19/49	25,250	29,182
Vodafone Group, 5.00%, 5/30/38	17,710	20,572

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Vodafone Group, 5.25%, 5/30/48	18,550	22,245
WPP Finance, 3.75%, 9/19/24	18,332	19,166
		1,056,778
Consumer Cyclical 2.5%
Alibaba Group Holding, 3.40%, 12/6/27 (3)	55,460	58,298
Alibaba Group Holding, 3.60%, 11/28/24	34,045	36,060
Alibaba Group Holding, 4.00%, 12/6/37 (3)	8,110	8,942
Booking Holdings, 3.60%, 6/1/26	15,055	16,136
Booking Holdings, 3.65%, 3/15/25	1,390	1,485
Expedia Group, 3.80%, 2/15/28	39,295	41,641
Expedia Group, 5.00%, 2/15/26	69,455	78,757
Experian Finance, 4.25%, 2/1/29 (1)	23,655	26,831
Ford Motor Credit, 3.35%, 11/1/22	20,315	20,392
Ford Motor Credit, 3.813%, 10/12/21	8,750	8,885
Ford Motor Credit, 5.085%, 1/7/21	9,765	10,047
General Motors Financial, 3.45%, 4/10/22	17,470	17,819
General Motors Financial, 4.00%, 10/6/26	11,785	12,055
General Motors Financial, 4.20%, 11/6/21	27,685	28,678
General Motors Financial, 4.30%, 7/13/25	9,101	9,503
General Motors Financial, 4.35%, 4/9/25	11,395	11,925
General Motors Financial, 5.10%, 1/17/24 (3)	28,255	30,509
General Motors Financial, 5.25%, 3/1/26	5,815	6,353
GLP Capital, 3.35%, 9/1/24	6,340	6,393
GLP Capital, 5.25%, 6/1/25 (3)	8,830	9,636
Las Vegas Sands, 3.20%, 8/8/24	7,395	7,545
Las Vegas Sands, 3.50%, 8/18/26 (3)	10,985	11,175
Longfor Group Holdings, 3.875%, 7/13/22 (3)	43,000	43,801
QVC, 4.375%, 3/15/23	41,030	42,969
QVC, 5.125%, 7/2/22	16,520	17,428
Tesla, 5.30%, 8/15/25 (1)(3)	17,680	15,779
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	1,600	1,865

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	20,000	24,396
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	20,085	23,292
		628,595
Consumer Non-Cyclical 5.8%
AbbVie, 3.60%, 5/14/25 (3)	36,019	37,624
AbbVie, 4.70%, 5/14/45	25,160	27,298
AbbVie, 4.875%, 11/14/48 (3)	46,460	52,031
Allergan Funding, 2.625%, 11/15/28 (EUR)	10,215	12,836
Altria Group, 4.80%, 2/14/29 (3)	16,710	18,927
Altria Group, 5.80%, 2/14/39	34,280	42,337
Altria Group, 5.95%, 2/14/49	23,954	30,771
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	44,830	58,760
Avantor, 4.75%, 10/1/24 (EUR)	21,350	25,191
BAT Capital, 3.222%, 8/15/24	24,530	25,166
BAT Capital, 3.557%, 8/15/27	40,620	41,636
Bausch Health Americas, 8.50%, 1/31/27 (1)	24,310	26,984
Bayer U. S. Finance II, 3.875%, 12/15/23 (1)(3)	54,964	57,676
Becton Dickinson & Company, 1.401%, 5/24/23 (EUR)	7,600	8,738
Becton Dickinson & Company, 3.363%, 6/6/24 (3)	47,850	49,896
Becton Dickinson & Company, 3.70%, 6/6/27	60,705	65,296
Becton Dickinson & Company, 3.734%, 12/15/24 (3)	23,985	25,519
Becton Dickinson & Company, 4.669%, 6/6/47 (3)	26,335	31,643
Becton Dickinson Euro Finance, 0.632%, 6/4/23 (EUR)	9,800	10,960
Bristol-Myers Squibb, 4.125%, 6/15/39 (1)	10,225	11,837
Bunge Finance, 3.25%, 8/15/26	2,475	2,469
Bunge Finance, 3.75%, 9/25/27	10,350	10,675
Bunge Finance, 4.35%, 3/15/24	5,775	6,098
Cardinal Health, 3.75%, 9/15/25	21,925	22,851
Celgene, 3.875%, 8/15/25	105,117	113,752
Cigna, 4.125%, 11/15/25	58,525	62,815
Cigna, 4.375%, 10/15/28 (3)	19,037	21,184

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cigna, 4.90%, 12/15/48 (3)	23,560	27,610
CK Hutchison International 17, 3.50%, 4/5/27 (3)	62,000	65,478
CVS Health, 3.70%, 3/9/23	63,000	65,879
CVS Health, 4.10%, 3/25/25	22,770	24,363
CVS Health, 5.05%, 3/25/48 (3)	59,945	70,088
CVS Health, 5.125%, 7/20/45	1,305	1,517
Elanco Animal Health, 4.272%, 8/28/23	24,728	25,881
Elanco Animal Health, 4.90%, 8/28/28	10,238	11,167
Express Scripts Holding, 3.40%, 3/1/27 (3)	6,330	6,600
Express Scripts Holding, 4.50%, 2/25/26	43,040	47,534
Novant Health, 5.85%, 11/1/19	8,220	8,264
Perrigo Finance, 3.90%, 12/15/24	6,275	6,426
Perrigo Finance, 4.375%, 3/15/26	26,485	27,241
Reynolds American, 3.25%, 11/1/22	15,085	15,335
Reynolds American, 4.00%, 6/12/22	19,655	20,545
Reynolds American, 4.45%, 6/12/25	21,825	23,575
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	57,869	59,195
Shire Acquisitions Investments Ireland, 3.20%, 9/23/26	33,900	35,162
Sigma Alimentos, 4.125%, 5/2/26 (3)	27,800	28,745
Sigma Finance Netherlands, 4.875%, 3/27/28	13,278	14,041
		1,485,616
Energy 3.1%
APT Pipelines, 3.875%, 10/11/22 (1)	19,635	20,466
APT Pipelines, 4.25%, 7/15/27 (1)	4,738	5,119
Boardwalk Pipelines, 3.375%, 2/1/23	15,250	15,435
Boardwalk Pipelines, 4.45%, 7/15/27	31,635	32,912
Boardwalk Pipelines, 4.95%, 12/15/24	10,000	10,740
Boardwalk Pipelines, 5.95%, 6/1/26	11,317	12,752
Cenovus Energy, 4.25%, 4/15/27 (3)	15,875	16,570
Cenovus Energy, 5.40%, 6/15/47 (3)	12,635	14,325
Concho Resources, 3.75%, 10/1/27 (3)	17,220	17,929

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
DCP Midstream Operating, 6.75%, 9/15/37 (1)	4,310	4,526
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)	8,155	7,238
Diamondback Energy, 4.75%, 11/1/24 (3)	16,565	17,062
Diamondback Energy, 5.375%, 5/31/25 (3)	42,365	44,536
Energy Transfer Operating, 4.20%, 4/15/27 (3)	2,735	2,905
Energy Transfer Operating, 4.50%, 4/15/24 (3)	6,465	6,930
Energy Transfer Operating, 4.95%, 6/15/28	9,615	10,742
Energy Transfer Operating, 5.25%, 4/15/29 (3)	14,145	16,171
Energy Transfer Operating, 5.875%, 1/15/24	14,050	15,718
Eni, Series X-R, 4.00%, 9/12/23 (1)	21,100	22,282
Eni, Series X-R, 4.75%, 9/12/28 (1)	30,945	35,173
Occidental Petroleum, 2.90%, 8/15/24	53,430	53,806
Occidental Petroleum, 3.20%, 8/15/26	3,775	3,809
Occidental Petroleum, 4.40%, 8/15/49 (3)	12,920	13,407
Peru LNG, 5.375%, 3/22/30	40,269	43,592
Plains All American Pipeline, 2.85%, 1/31/23	8,445	8,469
Plains All American Pipeline, 3.85%, 10/15/23 (3)	7,460	7,746
Sabine Pass Liquefaction, 5.00%, 3/15/27	69,195	76,322
Seven Generations Energy, 5.375%, 9/30/25 (1)	15,260	14,650
Tengizchevroil Finance International, 4.00%, 8/15/26	39,000	40,409
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	10,905	11,661
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	14,965	16,988
Williams, 3.90%, 1/15/25 (3)	14,715	15,474
Williams, 4.00%, 9/15/25 (3)	6,920	7,355
Williams, 4.30%, 3/4/24	2,910	3,106
Williams, 4.50%, 11/15/23	10,000	10,735
Williams, 4.85%, 3/1/48 (3)	20,930	22,906
Woodside Finance, 3.65%, 3/5/25 (1)	13,200	13,694
Woodside Finance, 3.70%, 9/15/26 (1)	43,137	44,900
Woodside Finance, 3.70%, 3/15/28 (1)	35,816	37,199

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Woodside Finance, 4.50%, 3/4/29 (1)	25,190	27,685
		803,444
Technology 2.3%
Avnet, 4.875%, 12/1/22	30,360	32,457
Baidu, 2.875%, 7/6/22 (3)	31,475	31,756
Baidu, 3.625%, 7/6/27	6,360	6,610
Baidu, 3.875%, 9/29/23 (3)	20,211	21,231
Baidu, 4.375%, 5/14/24	12,910	13,884
Baidu, 4.375%, 3/29/28 (3)	42,670	46,578
Baidu, 4.875%, 11/14/28 (3)	13,995	15,883
Broadcom, 3.125%, 1/15/25	13,635	13,471
Broadcom, 3.625%, 1/15/24	41,975	42,871
Broadcom, 3.625%, 10/15/24 (1)(3)	15,350	15,549
Broadcom, 4.25%, 4/15/26 (1)(3)	25,555	26,284
Dell International, 8.35%, 7/15/46 (1)(3)	14,090	18,617
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	10,910	12,359
Fiserv, 0.375%, 7/1/23 (EUR)	5,560	6,213
Fiserv, 3.20%, 7/1/26	17,095	17,889
Fiserv, 4.40%, 7/1/49	19,650	22,683
Keysight Technologies, 4.55%, 10/30/24	23,340	25,324
Keysight Technologies, 4.60%, 4/6/27	13,583	15,090
Micron Technology, 4.185%, 2/15/27	21,380	22,021
Micron Technology, 4.64%, 2/6/24	46,312	49,264
NXP, 4.875%, 3/1/24 (1)	29,127	31,603
Tencent Holdings, 3.575%, 4/11/26 (1)	12,941	13,679
Tencent Holdings, 3.595%, 1/19/28 (1)	23,385	24,687
Tencent Holdings, 3.80%, 2/11/25	37,120	39,521
Tencent Holdings, 3.975%, 4/11/29 (1)	32,935	35,802
		601,326
Transportation 0.9%
American Airlines PTT, Series 2014-1, Class B, 4.375%, 10/1/22	2,890	2,963

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
American Airlines PTT, Series 2015-1, Class B, 3.70%, 5/1/23	5,747	5,864
American Airlines PTT, Series 2016-1, Class AA, 3.575%,
1/15/28	18,980	20,125
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	19,417	19,876
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	27,889	29,104
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	28,684	28,765
American Airlines PTT, Series 2019-1, Class B, 3.85%, 2/15/28	4,345	4,399
Brambles USA, 4.125%, 10/23/25 (1)	13,445	14,451
Continental Airlines PTT, Series 2010, Class A, 4.75%, 1/12/21	1,964	2,017
Delta Air Lines, 2.875%, 3/13/20	24,270	24,325
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	801	812
Heathrow Funding, 4.875%, 7/15/21 (1)(3)	26,640	27,716
Transurban Finance, 3.375%, 3/22/27 (1)	10,525	10,783
Transurban Finance, 4.125%, 2/2/26 (1)	7,105	7,627
U. S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	16,135	17,564
U. S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	15,763	16,702
		233,093
Total Industrial		5,202,322
UTILITY 2.1%
Electric 1.9%
Ausgrid Finance Property, Series 1, 3.85%, 5/1/23 (1)	15,280	15,987
Ausgrid Finance Property, 4.35%, 8/1/28 (1)	24,055	26,657
China Southern Power Grid International Finance BVI, 3.50%,
5/8/27 (3)	42,500	45,563
Enel Chile, 4.875%, 6/12/28 (3)	71,575	79,946
Enel Finance International, 2.75%, 4/6/23 (1)	61,055	61,478
Enel Finance International, 3.625%, 5/25/27 (1)	38,875	39,918
FirstEnergy, Series B, 3.90%, 7/15/27	44,465	47,711
FirstEnergy Transmission, 4.35%, 1/15/25 (1)	61,885	66,929
NRG Energy, 3.75%, 6/15/24 (1)	4,040	4,180
NRG Energy, 4.45%, 6/15/29 (1)	13,315	13,981

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Southern, 3.25%, 7/1/26	29,550	30,487
Southern California Edison, Series A, 2.90%, 3/1/21 (3)	11,160	11,246
Vistra Operations, 3.55%, 7/15/24 (1)	12,155	12,307
Vistra Operations, 4.30%, 7/15/29 (1)	17,665	17,996
		474,386
Natural Gas 0.2%
Sempra Energy, 3.25%, 6/15/27	21,759	22,455
Sempra Energy, 3.80%, 2/1/38	21,600	22,600
Sempra Energy, 4.00%, 2/1/48	12,590	13,665
		58,720
Total Utility		533,106
Total Corporate Bonds (Cost $7,218,393)		7,665,864

ASSET-BACKED SECURITIES 7.2%
Car Loan 1.5%
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class D
3.65%, 5/9/22	6,754	6,860
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23	7,310	7,392
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	7,140	7,295
ARI Fleet Lease Trust
Series 2016-A, Class A3
2.11%, 7/15/24 (1)	10,592	10,598
Avis Budget Rental Car Funding
Series 2016-2A, Class A
2.72%, 11/20/22 (1)	27,796	28,114
Avis Budget Rental Car Funding
Series 2018-1A, Class A
3.70%, 9/20/24 (1)	18,960	20,019
Avis Budget Rental Car Funding
Series 2018-2A, Class A
4.00%, 3/20/25 (1)	75,700	81,277

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Avis Budget Rental Car Funding
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	10,835	11,162

Avis Budget Rental Car Funding
Series 2019-2A, Class A
3.35%, 9/22/25 (1)	24,415	25,634

Enterprise Fleet Financing
Series 2016-2, Class A2
1.74%, 2/22/22 (1)	233	233

Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (1)	1,713	1,713

Enterprise Fleet Financing
Series 2017-2, Class A2
1.97%, 1/20/23 (1)	1,481	1,479

Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (1)	62,400	65,912

GM Financial Consumer Automobile
Series 2017-1A, Class C
2.45%, 7/17/23 (1)	1,800	1,804

Santander Drive Auto Receivables Trust
Series 2015-3, Class E
4.50%, 6/17/23 (1)	25,079	25,192

Santander Drive Auto Receivables Trust
Series 2015-5, Class D
3.65%, 12/15/21	6,737	6,766

Santander Drive Auto Receivables Trust
Series 2016-1, Class D
4.02%, 4/15/22	4,190	4,234

Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	5,874	5,880

Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.35%, 7/17/23	13,705	13,865

Santander Drive Auto Receivables Trust
Series 2018-5, Class B
3.52%, 12/15/22	16,730	16,870

Santander Drive Auto Receivables Trust
Series 2019-2, Class B
2.79%, 1/16/24	20,315	20,538

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	14,102	14,075

SMART Trust
Series 2016-2US, Class A4A
2.05%, 12/14/22	17,155	17,088

		394,000
Credit 0.1%

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 3.378%, 10/22/25 (1)	19,139	19,141

		19,141
Credit Card 0.4%

American Express Credit Account Master Trust
Series 2017-5, Class B, FRN
1M USD LIBOR + 0.58%, 2.775%, 2/18/25	1,355	1,354

American Express Credit Account Master Trust
Series 2019-1, Class B
3.07%, 10/15/24	11,865	12,213

Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 8/15/28	32,075	32,065

Synchrony Card Funding
Series 2019-A2, Class A
2.34%, 6/15/25	38,740	39,226

Synchrony Credit Card Master Note Trust
Series 2015-4, Class B
2.62%, 9/15/23	15,215	15,244

		100,102
Other Asset-Backed Securities 4.5%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 3.116%, 7/25/27 (1)	34,935	34,812

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1)	50,300	51,679

Ascentium Equipment Receivables Trust
Series 2017-1A, Class A3
2.29%, 6/10/21 (1)	4,909	4,910

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.078%, 1/20/28 (1)	38,255	38,088

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.358%, 7/20/28 (1)	29,655	29,596

Barings BDC Static
Series 2019-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.02%, 3.323%, 4/15/27 (1)	23,201	23,185

Barings BDC Static
Series 2019-1A, Class A2, CLO, FRN
3M USD LIBOR + 1.65%, 4.174%, 4/15/27 (1)	15,700	15,622

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 3.186%, 11/20/28 (1)	19,305	19,268

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 3.23%, 7/18/27 (1)	24,070	24,004

BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 3.80%, 7/18/27 (1)	20,095	19,945

BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1)	13,419	13,736

CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 4.009%, 2/12/30 (1)	4,815	4,806

CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/27 (1)	26,840	26,824

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 3.136%, 10/25/27 (1)	53,890	53,692

CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	1,095	1,107

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 3.328%, 10/20/28 (1)	49,390	49,237

Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1)	3,308	3,569

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1)	25,641	27,125

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	3,545	3,545

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	4,535	4,589

Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1)	9,480	9,514

Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.558%, 11/15/26 (1)	13,100	12,978

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/28 (1)	40,075	40,005

GreatAmerica Leasing Receivables Funding
Series 2017-1, Class A3
2.06%, 6/22/20 (1)	763	763

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A2
2.35%, 5/15/20 (1)	1,635	1,635

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A4
2.83%, 6/17/24 (1)	4,205	4,259

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	22,594	23,065

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1)	28,668	30,675

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (1)	5,108	5,087

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1)	4,757	4,782

Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1)	2,022	2,031

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Jack In the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1)	28,320	28,967

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (1)	11,750	11,866

KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 3.122%, 1/16/28 (1)	41,390	41,141

KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.472%, 1/16/28 (1)	11,320	11,052

Kubota Credit Owner Trust
Series 2016-1A, Class A3
1.50%, 7/15/20 (1)	754	753

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.603%, 7/15/32 (1)	17,160	17,180

MMAF Equipment Finance
Series 2017-AA, Class A3
2.04%, 2/16/22 (1)	6,645	6,635

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (1)	1,252	1,249

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	6,195	6,189

MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1)	2,631	2,639

MVW Owner Trust
Series 2019-1A, Class A
2.89%, 11/20/36 (1)	12,920	13,244

Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 3.103%, 7/15/27 (1)	67,400	67,310

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 1/15/28 (1)	43,005	42,858

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 7/15/27 (1)	28,855	28,752

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.503%, 7/15/27 (1)	23,930	23,538

OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 3.313%, 7/17/29 (1)	41,505	41,189

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (1)	21,515	21,461

OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 4.103%, 10/17/29 (1)	21,030	20,925

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	26,371	27,076

Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1)	25,602	27,059

Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (1)	5,754	5,744

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	1,172	1,172

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (1)	4,556	4,591

Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1)	3,182	3,220

Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1)	12,133	12,306

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 3.183%, 4/15/28 (1)	57,245	56,887

Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (1)	38,023	39,611

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

THL Credit Wind River
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 3.953%, 7/15/28 (1)	12,980	12,915

		1,161,662
Student Loan 0.7%

Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1)	4,980	5,081

Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1)	8,525	9,049

Nelnet Student Loan Trust
Series 2008-3, Class A4, FRN
3M USD LIBOR + 1.65%, 3.782%, 11/25/24	17,321	17,293

SLM Student Loan Trust
Series 2008-3, Class A3, FRN
3M USD LIBOR + 1.00%, 3.276%, 10/25/21	2,248	2,231

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.976%, 7/25/23	15,767	15,922

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.776%, 4/25/23	17,126	17,274

SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1)	13,198	13,326

SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1)	7,517	7,601

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1)	18,554	18,596

SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1)	15,373	15,411

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1)	14,545	15,183

SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 2.915%, 1/15/37 (1)	21,476	21,370

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1)	30,535	32,683
		191,020
Total Asset-Backed Securities (Cost $1,841,955)		1,865,925

BANK LOANS 0.8% (5)
INDUSTRIAL 0.7%
Capital Goods 0.1%
Summit Materials, FRN, 3M USD LIBOR + 2.00%, 4.112%,
11/21/24	19,206	19,122
		19,122
Communications 0.2%
Charter Communications Operating, FRN, 3M USD LIBOR +
2.00%, 4.33%, 4/30/25	25,111	25,163
Level 3 Parent, FRN, 3M USD LIBOR + 2.25%, 4.362%, 2/22/24	25,425	25,435
		50,598
Consumer Cyclical 0.1%
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 3.932%, 4/3/25	25,037	24,969
		24,969
Consumer Non-Cyclical 0.1%
DaVita, FRN, 3M USD LIBOR + 2.25%, 4.29%, 8/12/26	16,815	16,833
		16,833
Technology 0.2%
Dell International, FRN, 3M USD LIBOR + 1.75%, 3.87%,
3/13/24	13,000	12,922
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 4.12%,
5/29/25	25,675	25,651
Western Digital, FRN, 1M USD LIBOR + 1.50%, 3.612%,
2/27/23	24,679	24,595
		63,168
		174,690

T. ROWE PRICE NEW INCOME FUND

UTILITY 0.1%

Electric 0.1%

Vistra Operations, FRN, 3M USD LIBOR + 2.00%, 4.147%,
12/31/25	23,480	23,499

		23,499
Total Bank Loans (Cost $198,225)		198,189

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 15.8%

Collateralized Mortgage Obligations 8.9%

Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1)	58,020	59,010

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1)	13,361	13,588

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	14,407	14,613

Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1)	10,980	11,193

Bayview Opportunity Master Fund IVaTrust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (1)	5,791	5,883

Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1)	4,842	4,966

COLT Mortgage Loan Trust
Series 2017-2, Class A1A, CMO, ARM
2.415%, 10/25/47 (1)	3,590	3,575

COLT Mortgage Loan Trust
Series 2017-2, Class A3A, CMO, ARM
2.773%, 10/25/47 (1)	1,655	1,649

COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	12,414	12,482

COLT Mortgage Loan Trust
Series 2018-2, Class M1, CMO, ARM
4.189%, 7/27/48 (1)	5,635	5,742

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (1)	24,462	24,816

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	25,011	25,456

Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 3.295%, 9/25/29	6,004	6,014

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 3.095%, 10/25/29	11,844	11,864

Connecticut Avenue Securities
Series 2018-C03, Class 1M2, CMO, ARM
1M USD LIBOR + 2.15%, 4.295%, 10/25/30	21,795	21,899

Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 4.695%, 12/25/30	37,245	37,885

Connecticut Avenue Securities
Series 2018-C06, Class 1M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 3/25/31	10,798	10,794

Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 4/25/31 (1)	9,243	9,245

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	6,597	6,596

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (1)	21,884	22,096

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A2, CMO, ARM
3.53%, 4/25/58 (1)	3,195	3,223

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A3, CMO, ARM
3.684%, 4/25/58 (1)	6,696	6,761

Deephaven Residential Mortgage Trust
Series 2018-3A, Class A1, CMO, ARM
3.789%, 8/25/58 (1)	32,098	32,310

Deephaven Residential Mortgage Trust
Series 2018-3A, Class A3, CMO, ARM
3.963%, 8/25/58 (1)	3,175	3,198

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Deephaven Residential Mortgage Trust
Series 2018-4A, Class A1, CMO, ARM
4.08%, 10/25/58 (1)	36,398	36,814

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, CMO, ARM
3.743%, 1/25/59 (1)	16,968	17,130

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	26,862	27,099

Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, CMO, ARM
3.405%, 7/25/59 (1)	9,060	9,171

Federal Home Loan Mortgage Structured Agency Credit Risk
Debt Notes
Series 2017-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 3.245%, 3/25/30	30,119	30,083

Federal Home Loan Mortgage Structured Agency Credit Risk
Debt Notes
Series 2017-HQA2, Class M2AS, CMO, ARM
1M USD LIBOR + 1.05%, 3.195%, 12/25/29	20,605	20,566

Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1)	17,019	17,710

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1)	8,525	8,601

Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1)	28,888	29,818

Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1)	14,209	14,855

Galton Funding Mortgage Trust
Series 2019-1, Class A22, CMO, ARM
4.00%, 2/25/59 (1)	9,837	10,037

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	9,403	9,545

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1)	23,146	23,255

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.451%, 7/25/44 (1)	4,796	4,773

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	5,483	5,571

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	30,066	30,356

Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (1)	35,450	35,498

Homeward Opportunities Fund I Trust
Series 2019-2, Class M1, CMO, ARM
3.287%, 9/25/59 (1)	17,361	17,439

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	30,097	31,612

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	6,853	6,853

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (1)	27,644	28,241

New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, CMO, ARM
3.986%, 11/25/48 (1)	10,617	10,811

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (1)	36,139	36,723

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	27,692	28,059

New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, CMO, ARM
2.802%, 7/25/49 (1)	43,815	44,027

OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 7/25/59 (1)	26,362	26,871

OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 7/25/59 (1)	11,914	11,914

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1)	28,034	28,819

OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1)	10,358	10,584

Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1)	22,845	22,987

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1)	9,800	9,974

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	41,373	42,492

Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1)	34,333	35,056

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1)	39,844	40,976

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1)	12,861	13,171

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1)	47,090	47,197

Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (1)	13,526	13,557

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	21,791	22,191

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A3, CMO, ARM
3.754%, 2/25/49 (1)	12,212	12,435

Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 4.345%, 9/25/24	11,566	11,721

Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 3.995%, 10/25/27	24,295	24,482

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.995%, 4/25/28	9,400	9,494

Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 4.095%, 5/25/25	13,466	13,579

Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 5.166%, 7/25/28	7,165	7,220

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 7/25/29	4,978	4,990

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 3/25/30	7,347	7,347

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/29	1,921	1,922

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.65%, 4.795%, 12/25/29	7,495	7,627

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.595%, 7/25/30	26,259	26,217

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/30 (1)	50,096	50,156

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.15%, 4.295%, 12/25/30 (1)	25,900	25,960

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/48 (1)	9,009	9,016

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.845%, 9/25/30	26,422	26,424

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 10/25/48 (1)	48,182	48,208

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 2/25/47 (1)	7,786	7,786

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 3.395%, 2/25/47 (1)	21,540	21,585

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.817%, 5/25/48 (1)	5,530	5,421

Structured Agency Credit Risk Debt Notes
Series 2018-SPI4, Class M1, CMO, ARM
4.459%, 11/25/48 (1)	10,376	10,462

Structured Agency Credit Risk Debt Notes
Series 2019-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 1/25/49 (1)	32,523	32,572

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 2/25/49 (1)	13,953	13,974

Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.845%, 4/25/49 (1)	7,290	7,290

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (1)	8,281	8,312

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	9,825	9,852

Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (1)	14,707	15,244

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1)	10,008	10,031

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	8,832	8,865

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	12,366	12,373

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	9,173	9,232

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	6,989	6,960

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	11,117	11,068

Towd Point Mortgage Trust
Series 2016-5, Class A1, CMO, ARM
2.50%, 10/25/56 (1)	32,085	32,102

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	12,637	12,709

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1)	5,013	5,056

Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1)	34,971	35,157

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	44,857	45,431

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.745%, 2/25/57 (1)	13,835	13,781

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	62,596	63,442

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	17,613	17,912

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1)	65,469	66,944

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1)	64,358	65,578

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	19,119	19,305

Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	5,336	5,383

Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	19,579	19,828

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2018-3, Class A3, CMO, ARM
4.282%, 10/25/58 (1)	15,415	15,611

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	9,909	9,956

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (1)	31,510	32,145

Verus Securitization Trust
Series 2019-1, Class A3, CMO, ARM
4.04%, 2/25/59 (1)	22,383	22,704

Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 4/25/59 (1)	29,732	29,989

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 4/25/59 (1)	11,091	11,187

Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (1)	17,144	17,177

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	18,134	18,301

Verus Securitization Trust
Series 2019-INV1, Class A3, CMO, ARM
3.658%, 12/25/59 (1)	10,271	10,356

Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	7,490	7,549

Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59 (1)	13,731	13,838

		2,284,560
Commercial Mortgage-Backed Securities 6.9%

225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 2/10/36 (1)	13,535	14,697

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 3.075%, 9/15/34 (1)	27,347	27,347

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 3.275%, 9/15/34 (1)	22,175	22,175

Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 3.095%, 4/15/35 (1)	25,038	25,041

Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 3.445%, 4/15/35 (1)	21,605	21,544

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.595%, 4/15/35 (1)	10,035	10,019

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 3.125%, 12/15/36 (1)	26,700	26,658

Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.249%, 7/5/40 (1)	39,170	44,853

BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 3.045%, 9/15/34 (1)	43,235	43,250

BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50	2,705	2,953

BBCMS Mortgage Trust
Series 2018-C2, Class A5
4.314%, 12/15/51	21,500	24,971

BBCMS Trust
Series 2018-CBM, Class A, ARM
1M USD LIBOR + 1.00%, 3.195%, 7/15/37 (1)	13,370	13,370

BENCHMARK Mortgage Trust
Series 2018-B3, Class AS, ARM
4.195%, 4/10/51	14,540	16,364

Benchmark Mortgage Trust
Series 2018-B8, Class A5
4.232%, 1/15/52	16,220	18,804

BX Commercial Mortgage Trust
Series 2019-IMC, Class E, ARM
1M USD LIBOR + 2.15%, 4.345%, 4/15/34 (1)	32,870	33,014

BX Trust
Series 2018-GW, Class B, ARM
1M USD LIBOR + 1.02%, 3.215%, 5/15/35 (1)	9,610	9,592

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

BXP Trust
Series 2017-GM, Class C, ARM
3.539%, 6/13/39 (1)	23,065	24,595

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48	9,880	10,476

Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class AS
4.114%, 9/10/58	8,061	8,833

Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS
3.075%, 7/10/49	11,205	11,591

Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	27,657	30,473

Citigroup Commercial Mortgage Trust
Series 2018-B2, Class B, ARM
4.28%, 3/10/51	6,202	6,882

Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.829%, 3/10/51	3,320	3,624

Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B
3.199%, 8/10/56	13,370	13,897

CLNS Trust
Series 2017-IKPR, Class A, ARM
1M USD LIBOR + 0.80%, 3.001%, 6/11/32 (1)	7,165	7,149

Commercial Mortgage Trust
Series 2013-CR6, Class AM
3.147%, 3/10/46 (1)	6,715	6,926

Commercial Mortgage Trust
Series 2014-CR20, Class AM
3.938%, 11/10/47	3,520	3,770

Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	12,535	13,602

Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48	7,340	7,983

Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	5,745	6,280

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48	5,360	5,685

Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.443%, 7/10/48	28,450	31,133

Commercial Mortgage Trust
Series 2015-PC1, Class A5
3.902%, 7/10/50	17,970	19,635

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.585%, 7/10/50	13,560	14,717

Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	13,097	14,311

Credit Suisse Mortgage Capital Certificates
Series 2015-GLPB, Class B, ARM
3.938%, 11/15/34 (1)	27,685	29,089

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 3.625%, 5/15/36 (1)	18,020	18,076

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.795%, 5/15/36 (1)	19,955	20,030

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, ARM
1M USD LIBOR + 2.15%, 4.345%, 5/15/36 (1)	13,690	13,750

CSAIL Commercial Mortgage Trust
Series 2016-C5, Class AS
4.01%, 11/15/48	5,000	5,489

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	21,630	22,779

CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, ARM
3.958%, 11/15/49	22,584	24,364

CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A3
3.329%, 6/15/52	62,660	68,066

DBCG Mortgage Trust
Series 2017-BBG, Class A, ARM
1M USD LIBOR + 0.70%, 2.895%, 6/15/34 (1)	27,495	27,435

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

DGGS Mortgage Trust
Series 2018-C1, Class A4
4.466%, 10/15/51	15,000	17,579

Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1)	23,679	25,690

FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
4.04%, 2/25/25 (1)	8,375	8,836

FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.337%, 5/25/29 (1)	11,400	12,493

FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
4.101%, 7/25/52 (1)	6,610	7,103

FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
4.101%, 7/25/52 (1)	8,000	8,236

Goldman Sachs Mortgage Securities Trust
Series 2014-GC18, Class AS
4.383%, 1/10/47	13,685	14,648

Goldman Sachs Mortgage Securities Trust
Series 2015-GC30, Class A3
3.119%, 5/10/50	7,125	7,499

Goldman Sachs Mortgage Securities Trust
Series 2015-GC32, Class A4
3.764%, 7/10/48	6,250	6,814

Goldman Sachs Mortgage Securities Trust
Series 2015-GC32, Class AS, ARM
4.018%, 7/10/48	8,640	9,440

Goldman Sachs Mortgage Securities Trust
Series 2015-GC34, Class AS
3.911%, 10/10/48	8,060	8,745

Goldman Sachs Mortgage Securities Trust
Series 2018-FBLU, Class A, ARM
1M USD LIBOR + 0.95%, 3.145%, 11/15/35 (1)	26,980	26,963

Goldman Sachs Mortgage Securities Trust
Series 2018-FBLU, Class D, ARM
1M USD LIBOR + 2.00%, 4.195%, 11/15/35 (1)	33,950	33,992

Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class AS
3.412%, 7/10/52	21,395	22,885

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52	12,730	13,681

Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class D, ARM
1M USD LIBOR + 1.60%, 3.795%, 6/15/36 (1)	36,850	36,843

Great Wolf Trust
Series 2017-WOLF, Class A, ARM
1M USD LIBOR + 0.85%, 3.045%, 9/15/34 (1)	21,292	21,285

Great Wolf Trust
Series 2017-WOLF, Class B, ARM
1M USD LIBOR + 1.10%, 3.295%, 9/15/34 (1)	33,675	33,664

Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 2.965%, 12/15/34 (1)	33,055	33,013

Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.05%, 3.245%, 12/15/34 (1)	5,540	5,535

Hudson Yards Mortgage Trust
Series 2019-30HY, Class C, ARM
3.558%, 7/10/39 (1)	12,000	12,838

Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.558%, 7/10/39 (1)	25,505	26,882

Independence Plaza Trust
Series 2018-INDP, Class B
3.911%, 7/10/35 (1)	12,220	13,156

InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.05%, 3.245%, 1/15/33 (1)	3,510	3,502

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C24, Class A5
3.639%, 11/15/47	12,375	13,309

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C25, Class A5
3.672%, 11/15/47	3,745	4,037

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class B, ARM
3.397%, 8/15/49	14,495	15,146

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 10/6/38 (1)	11,320	11,613

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1)	9,825	10,582

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1)	7,620	8,219

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1)	11,395	12,307

JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2016-C1, Class AM
3.539%, 5/10/49	4,820	5,134

JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2016-C4, Class AS
3.385%, 12/15/49	15,210	16,099

JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2017-C5, Class AS, ARM
3.858%, 3/15/50	15,745	17,203

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47	20,470	22,067

Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.165%, 5/15/48	3,355	3,665

Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50	20,075	21,767

Morgan Stanley Capital I Trust
Series 2017-H1, Class B
4.075%, 6/15/50	9,225	10,042

Morgan Stanley Capital I Trust
Series 2017-H1, Class C, ARM
4.281%, 6/15/50	11,890	12,866

Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (1)	48,500	48,579

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 3.345%, 3/15/36 (1)	12,732	12,751

SLIDE
Series 2018-FUN, Class B, ARM
1M USD LIBOR + 1.25%, 3.445%, 6/15/31 (1)	9,456	9,456

SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.30%, 4.495%, 6/15/31 (1)	27,291	27,394

UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51	12,230	13,669

Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS
3.808%, 12/15/47	5,860	6,199

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, ARM
4.013%, 6/15/48	6,250	6,796

Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class C, ARM
4.056%, 4/15/50	13,705	14,287

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58	6,215	6,794

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.387%, 7/15/58	4,900	5,140

Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class B
3.438%, 7/15/48	8,830	9,298

Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class A5
3.453%, 7/15/50	9,610	10,436

Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	5,750	6,267

Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50	15,000	16,482

Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class B, ARM
4.188%, 11/15/50	10,405	11,516

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class D
3.00%, 5/15/52 (1)	12,000	11,040
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	62,190	67,504
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class B
3.375%, 8/15/52	13,765	14,438
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class AS
4.176%, 5/15/47	20,974	22,641
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1)	33,185	36,226
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.715%, 11/10/36 (1)	6,005	6,425
		1,784,008
Total Non-U.S. Government Mortgage-Backed Securities (Cost $3,979,284)		4,068,568

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 24.1%
U. S. Government Agency Obligations 17.3% (6)
Federal Home Loan Mortgage
2.50%, 5/1/30 - 7/1/43	52,739	53,565
3.00%, 12/1/42 - 3/1/43	32,845	33,988
3.50%, 9/1/42 - 3/1/46	239,900	251,565
4.00%, 10/1/40 - 8/1/45	26,176	27,944
4.50%, 6/1/39 - 5/1/42	39,384	42,670
5.00%, 7/1/25 - 8/1/40	9,047	10,007
5.50%, 4/1/20 - 12/1/39	8,354	9,417
6.00%, 8/1/21 - 8/1/38	4,928	5,604
6.50%, 2/1/24 - 9/1/39	1,893	2,182
7.00%, 2/1/24 - 6/1/32	38	39
7.50%, 5/1/24 - 6/1/24	9	9

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 4.475%, 7/1/35	107	113
12M USD LIBOR + 1.785%, 4.535%, 9/1/32	10	10
12M USD LIBOR + 1.811%, 4.651%, 3/1/36	248	260
12M USD LIBOR + 1.723%, 4.723%, 1/1/36	38	39
12M USD LIBOR + 1.90%, 4.775%, 11/1/35	39	41
12M USD LIBOR + 1.831%, 4.78%, 1/1/37	184	193
12M USD LIBOR + 1.979%, 4.848%, 11/1/36	199	211
12M USD LIBOR + 1.747%, 4.871%, 2/1/37	334	352
12M USD LIBOR + 2.055%, 4.928%, 12/1/36	116	124
1Y CMT + 2.25%, 4.616%, 10/1/36	184	195
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	483	495
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/1/28	16	15
Federal Home Loan Mortgage, Series 2018-HQA2, Class M2,
CMO, ARM, 1M USD LIBOR + 2.30%, 4.445%, 10/25/48 (1)	13,500	13,634
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.655%, 4.279%, 8/1/37	229	239
12M USD LIBOR + 1.34%, 4.34%, 12/1/35	81	85
12M USD LIBOR + 1.601%, 4.438%, 7/1/36	837	878
12M USD LIBOR + 1.884%, 4.514%, 8/1/36	238	253
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	24,643	25,654
Federal National Mortgage Assn. , CMO, IO, 6.50%, 2/25/32	52	10
Federal National Mortgage Assn. , UBMS
2.50%, 5/1/30 - 4/1/46	45,142	45,665
3.00%, 6/1/27 - 6/1/47	1,038,443	1,072,194
3.50%, 11/1/32 - 12/1/47	770,266	806,402
4.00%, 11/1/40 - 8/1/49	669,656	709,850
4.50%, 10/1/20 - 5/1/49	221,905	239,880
5.00%, 9/1/19 - 8/1/48	91,694	99,813
5.50%, 9/1/19 - 9/1/41	41,978	47,424
6.00%, 9/1/19 - 1/1/41	46,757	53,507
6.50%, 8/1/27 - 3/1/41	19,547	22,788

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
7.00%, 10/1/29 - 4/1/37	115	125
UMBS, TBA
3.00%, 10/1/49 (7)	182,275	185,723
3.50%, 10/1/34 - 10/1/49(7)	666,948	685,950
		4,449,112
U. S. Government Obligations 6.8%
Government National Mortgage Assn.
3.00%, 9/15/42 - 9/20/46	170,352	176,334
3.50%, 9/15/41 - 1/20/49	394,418	414,618
4.00%, 2/20/41 - 4/20/49	238,452	251,110
4.50%, 7/15/26 - 4/20/49	142,407	151,618
5.00%, 9/15/33 - 8/20/48	227,220	245,126
5.50%, 1/20/29 - 3/20/49	83,833	90,807
6.00%, 1/20/34 - 12/20/38	4,727	5,414
6.50%, 1/15/26 - 12/20/33	124	142
7.00%, 12/20/23 - 11/20/28	35	40
7.50%, 2/15/22 - 8/15/28	93	103
8.00%, 12/15/21 - 5/15/32	266	292
8.50%, 2/15/20 - 9/20/26	7	7
10.25%, 11/15/20	6	6
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	38,739	40,017
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 2.472%, 9/20/48	16,814	16,773
Government National Mortgage Assn. , CMO, IO, 4.50%,
8/20/38	268	3
Government National Mortgage Assn. , CMO, IO
3.50%, 4/20/39 - 5/20/43	10,002	1,047
4.00%, 5/20/37 - 2/20/43	22,029	1,686
4.50%, 2/20/39 - 12/20/39	6,773	195
Government National Mortgage Assn. , TBA
3.00%, 10/20/49 (7)	200,300	206,333
3.50%, 10/20/49 (7)	95,885	99,529

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
4.00%, 10/20/49 (7)	28,305	29,481
4.50%, 10/20/49 (7)	23,160	24,203
		1,754,884
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $6,112,310)		6,203,996

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 18.7%
U. S. Treasury Obligations 18.7%
U. S. Treasury Bonds, 2.875%, 5/15/49 (3)	226,076	272,492
U. S. Treasury Bonds, 3.00%, 8/15/48	65,625	80,626
U. S. Treasury Bonds, 3.00%, 2/15/49 (3)	377,840	465,511
U. S. Treasury Bonds, 3.125%, 2/15/43	362,500	444,742
U. S. Treasury Bonds, 3.75%, 11/15/43	34,945	47,301
U. S. Treasury Bonds, 3.875%, 8/15/40	165,650	224,430
U. S. Treasury Bonds, 4.25%, 11/15/40	106,150	150,949
U. S. Treasury Bonds, 5.375%, 2/15/31	41,705	58,504
U. S. Treasury Notes, 1.625%, 6/30/21	363,575	364,030
U. S. Treasury Notes, 1.625%, 5/15/26	65,530	66,267
U. S. Treasury Notes, 1.75%, 6/30/24 (3)	154,915	157,408
U. S. Treasury Notes, 2.125%, 5/31/21	419,210	423,075
U. S. Treasury Notes, 2.25%, 2/15/27	89,330	94,341
U. S. Treasury Notes, 2.375%, 5/15/29 (3)	130,545	140,764
U. S. Treasury Notes, 2.75%, 2/15/28	67,125	73,879
U. S. Treasury Notes, 2.875%, 10/31/23 (8)	1,076,780	1,139,704
U. S. Treasury Notes, 2.875%, 11/30/23	557,830	591,126
U. S. Treasury Stripped Interest Payment, Zero Coupon, 5/15/20	27,925	27,574
Total U. S. Treasury Obligations		4,822,723
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$4,367,582)		4,822,723

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 5.1%
Government Sponsored 0.3%
Equate Petrochemical, 4.25%, 11/3/26	52,747	57,341
First Abu Dhabi Bank, VR, 5.25% (2)(4)	10,000	10,138
		67,479
Owned No Guarantee 2.5%
Abu Dhabi National Energy, 4.375%, 4/23/25	37,000	40,145
BPRL International Singapore, 4.375%, 1/18/27	50,000	53,843
CCCI Treasure, VR, 3.50% (2)(4)	12,150	12,167
CNAC HK Finbridge, 4.625%, 3/14/23	45,175	47,696
Eskom Holdings, 6.35%, 8/10/28 (1)(3)	43,130	46,782
Eskom Holdings, 6.35%, 8/10/28	10,000	10,847
Israel Electric, 5.00%, 11/12/24	21,513	23,852
Israel Electric, 7.75%, 12/15/27	23,487	31,238
KazMunayGas National, 4.75%, 4/19/27	25,000	27,406
Perusahaan Gas Negara, 5.125%, 5/16/24	55,000	60,161
Perusahaan Listrik Negara, 5.45%, 5/21/28 (1)(3)	60,500	70,996
Petrobras Global Finance, 7.375%, 1/17/27 (3)	63,750	75,806
Saudi Arabian Oil, 3.50%, 4/16/29 (1)(3)	38,000	40,608
Saudi Arabian Oil, 4.375%, 4/16/49 (1)(3)	25,200	28,891
State Grid Overseas Investment, 2.75%, 5/4/22 (1)	41,760	42,199
State Grid Overseas Investment, 3.75%, 5/2/23 (1)(3)	21,575	22,764
Syngenta Finance, 3.933%, 4/23/21 (1)	18,290	18,616
		654,017
Sovereign 1.7%
Perusahaan Penerbit, 4.35%, 9/10/24	14,140	15,260
Republic of Colombia, 2.625%, 3/15/23	2,870	2,902
Republic of Colombia, 4.00%, 2/26/24 (3)	242,075	258,478
Republic of Indonesia, 3.70%, 1/8/22 (1)	47,375	48,828
Republic of Indonesia, 3.75%, 4/25/22 (1)(3)	29,970	30,946

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Republic of Indonesia, 4.125%, 1/15/25	34,500	36,944
Republic of South Africa, 5.375%, 7/24/44	9,138	9,373
Republic of South Africa, 5.65%, 9/27/47	26,370	27,781
Republic of South Africa, 6.25%, 3/8/41	2,700	3,068
		433,580
Technology 0.0%
Fiserv, 1.125%, 7/1/27 (EUR)	8,425	9,740
		9,740
Treasuries 0.6%
State of Israel, 5.50%, 1/31/42 (ILS)	328,890	154,840
		154,840
Total Foreign Government Obligations & Municipalities (Cost $1,220,305)		1,319,656

BOND MUTUAL FUNDS 2.3%
T. Rowe Price Institutional Floating Rate Fund, 4.96% (9)(10)	52,986	520,850
T. Rowe Price Institutional High Yield Fund, 5.05% (9)(10)	9,368	82,439
Total Bond Mutual Funds (Cost $591,179)		603,289

SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 2.15% (9)(11)	178,541	178,541
Total Short-Term Investments (Cost $178,541)		178,541

SECURITIES LENDING COLLATERAL 1.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 2.22% (9)(11)	7,066	70,659
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		70,659

T. ROWE PRICE NEW INCOME FUND

Par/Shares	$ Value
(Amounts in 000s)

Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1.0%

Short-Term Funds 1.0%

T. Rowe Price Short-Term Fund, 2.22% (9)(11)	26,507	265,066

Total Investments in a Pooled Account through Securities Lending Program
with State Street Bank and Trust Company	265,066

Total Securities Lending Collateral (Cost $335,725)	335,725

Total Investments in Securities 105.8%
(Cost $26,043,499)	$27,262,476

Other Assets Less Liabilities (5.8)%	(1,487,219)

Net Assets 100.0%	$25,775,257

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,639,602 and represents 25.8% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at August 31, 2019.
(4)	Perpetual security with no stated maturity date.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(7)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $1,231,219 and represents 4.8% of net assets.
(8)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9)	Affiliated Companies
(10)	SEC 30-day yield
(11)	Seven-day yield

T. ROWE PRICE NEW INCOME FUND

12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity rate
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COP Certificate of Participation
COP Colombian Peso
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
KRW South Korean Won
NZD New Zealand Dollar
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
RUB Russian Ruble
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s, except Market Price)
SWAPS 0.0%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Bank of America, N. A. , Protection Sold (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	32,476	(1,079)	(1,512)	433

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	142,255	702	594	108

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	70,833	476	404	72

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	55,030	271	(382)	653

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	35,785	240	91	149

Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	368,975	1,817	(851)	2,668

Citibank, Protection Sold (Relevant Credit:
Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	60,221	(2,001)	(2,257)	256

Goldman Sachs, Protection Sold (Relevant
Credit: HSBC Holdings, 2.50%, 3/15/27, 117.01
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	8,566	189	130	59

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	148,196	937	140	797

T. ROWE PRICE NEW INCOME FUND

Bilateral Swaps 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	287,527	(9,554)	(11,038)	1,484

JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 4.88%, 8/13/19, 100.00
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	5,778	116	70	46

JPMorgan Chase, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$145.87*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	6,150	2	46	(44)

JPMorgan Chase, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	142,527	958	(230)	1,188

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	142,435	956	(248)	1,204

Total Bilateral Credit Default Swaps, Protection Sold			(15,043)	9,073

Total Bilateral Swaps			(15,043)	9,073

* Market price at August 31, 2019
**	Includes interest purchased or sold but not yet collected of $448.

T. ROWE PRICE NEW INCOME FUND

(AMOUNTS IN 000S)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Bank of America, N. A.	9/20/19	USD	25,814	AUD	37,045	$ 850
Bank of America, N. A.	10/10/19	USD	38,640	ILS	137,445	(340)
Bank of America, N. A.	10/11/19	USD	66,050	KRW	77,846,035	1,666
Bank of America, N. A.	10/18/19	USD	25,328	RUB	1,638,055	935
Bank of America, N. A.	10/18/19	CZK	806,755	USD	35,576	(1,380)
Bank of America, N. A.	11/12/19	USD	9,573	ILS	33,526	46
Barclays Bank	9/13/19	USD	17,380	ZAR	253,215	717
Barclays Bank	10/4/19	USD	40,021	INR	2,804,085	1,106
Barclays Bank	10/11/19	KRW	148,998,422	USD	126,750	(3,519)
Barclays Bank	10/18/19	USD	34,651	CZK	806,755	454
Barclays Bank	11/12/19	USD	9,570	ILS	33,526	42
BNP Paribas	11/22/19	USD	83,161	EUR	74,408	863
Canadian Imperial Bank of
Commerce	9/20/19	USD	96,941	CAD	128,873	115
Canadian Imperial Bank of
Commerce	9/20/19	CAD	308,550	USD	230,426	1,398
Canadian Imperial Bank of
Commerce	9/20/19	AUD	37,045	USD	26,116	(1,152)
Canadian Imperial Bank of
Commerce	10/10/19	USD	14,255	ILS	50,703	(125)
Citibank	10/11/19	USD	37,480	KRW	44,135,213	977
Citibank	11/12/19	USD	9,560	ILS	33,526	33
Credit Suisse	10/18/19	RUB	1,638,055	USD	25,661	(1,268)
Credit Suisse	11/8/19	COP	74,140,035	USD	23,073	(1,614)
Goldman Sachs	10/4/19	USD	35,101	IDR	505,765,475	(363)
Goldman Sachs	11/8/19	USD	22,179	COP	74,140,035	720
Goldman Sachs	11/12/19	USD	9,576	ILS	33,526	49
Goldman Sachs	11/22/19	USD	65,699	EUR	58,799	665
HSBC Bank	9/30/19	USD	63,329	NZD	95,658	3,003
HSBC Bank	10/10/19	USD	14,242	ILS	50,703	(138)
HSBC Bank	10/11/19	USD	76,125	KRW	88,270,426	3,120
HSBC Bank	11/12/19	USD	9,597	ILS	33,526	70
JPMorgan Chase	9/13/19	ZAR	253,215	USD	18,048	(1,384)
JPMorgan Chase	9/30/19	NZD	193,291	USD	130,016	(8,117)
JPMorgan Chase	11/12/19	USD	9,589	ILS	33,526	62
JPMorgan Chase	11/15/19	USD	32,188	PLN	124,970	754
JPMorgan Chase	11/15/19	PLN	124,970	USD	33,081	(1,646)
Morgan Stanley	9/20/19	USD	96,962	CAD	128,873	135
Morgan Stanley	9/20/19	CAD	209,507	USD	160,850	(3,440)
Morgan Stanley	9/30/19	USD	64,590	NZD	97,633	3,018
Morgan Stanley	10/2/19	USD	17,745	BRL	68,030	1,352
Morgan Stanley	10/2/19	BRL	68,030	USD	17,978	(1,586)
Morgan Stanley	10/4/19	IDR	505,765,475	USD	35,959	(495)
Morgan Stanley	10/11/19	USD	75,298	KRW	88,270,428	2,293
Morgan Stanley	11/12/19	USD	9,572	ILS	33,525	45
RBC Dominion Securities	9/20/19	USD	98,862	CAD	131,438	109

T. ROWE PRICE NEW INCOME FUND

(AMOUNTS IN 000S)

FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Standard Chartered	10/4/19	INR	2,804,085	USD 40,571	$ (1,656)
State Street	9/20/19	USD	96,914	CAD 128,873	88
State Street	10/11/19	KRW	149,523,680	USD 126,988	(3,323)
State Street	11/22/19	USD	65,717	EUR 58,799	683
UBS Investment Bank	11/12/19	USD	9,573	ILS 33,526	46
Net unrealized gain (loss) on open forward
currency exchange contracts					$ (6,132)

T. ROWE PRICE NEW INCOME FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 7,257 U. S. Treasury Long Bonds contracts	12/19	1,199,219	$2,885
Short, 7,769 U.S. Treasury Notes five year contracts	12/19	(932,098)	(193)
Long, 3,750 U. S. Treasury Notes two year contracts	12/19	810,439	387
Long, 2,808 Ultra U. S. Treasury Bonds contracts	12/19	554,405	4,515
Short, 3,025 Ultra U. S. Treasury Notes ten year
contracts	12/19	(436,923)	597
Net payments (receipts) of variation margin to date			(8,604)

Variation margin receivable (payable) on open futures contracts			$(413)

T. ROWE PRICE NEW INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Institutional
Floating Rate Fund		$—	$(534)	$6,872
T. Rowe Price Institutional High
Yield Fund		—	1,665	1,187
T. Rowe Price Government
Reserve Fund		—	—	1,650
T. Rowe Price Short-Term Fund		—	—	—++
Totals	$	—#	$1,131	$9,709	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Institutional
Floating Rate Fund	$514,666	$6,718	$—	$520,850
T. Rowe Price Institutional
High Yield Fund	79,607	1,167	—	82,439
T. Rowe Price Government
Reserve Fund	301,125	¤	¤	178,541
T. Rowe Price Short-Term
Fund	831,382	¤	¤	335,725
				$1,117,555	^
#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+		Investment income comprised $9,709 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $1,105,445.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Income Fund , Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE NEW INCOME FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE NEW INCOME FUND

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying
Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 26,144,921	$ —	$ 26,144,921
Bond Mutual Funds	603,289	—	—	603,289
Short-Term Investments	178,541	—	—	178,541
Securities Lending Collateral	335,725	—	—	335,725
Total Securities	1,117,555	26,144,921	—	27,262,476
Swaps	—	6,664	—	6,664
Forward Currency Exchange Contracts	—	25,414	—	25,414
Total	$1,117,555	$ 26,176,999	$ —	$ 27,294,554

Liabilities
Swaps	$—	$ 12,634	$ —	$ 12,634
Forward Currency Exchange Contracts	—	31,546	—	31,546
Futures Contracts	413	—	—	413
Total	$413	$ 44,180	$ —	$ 44,593

[1] Includes Corporate Bonds, Asset-Backed Securities, Bank Loans, Non-U.S. Government Mortgage-Backed
Securities, U. S. Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations
(Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities.